UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

January 31, 2011

1.813075.106

TMG-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 2.5%
Autoliv, Inc.	8,400	$ 645,120
TRW Automotive Holdings Corp. (a)	28,300	1,688,378
		2,333,498
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. (a)	5,100	237,099
Household Durables - 0.5%
iRobot Corp. (a)	15,300	413,100
Media - 0.9%
Comcast Corp. Class A (special) (non-vtg.)	25,900	555,296
Interpublic Group of Companies, Inc. (a)	24,600	262,974
		818,270
Multiline Retail - 2.0%
Macy's, Inc.	80,300	1,858,945
Textiles, Apparel & Luxury Goods - 5.4%
Coach, Inc.	8,600	465,174
Deckers Outdoor Corp. (a)	7,300	535,747
Iconix Brand Group, Inc. (a)	31,400	623,290
Phillips-Van Heusen Corp.	30,000	1,751,100
VF Corp.	13,100	1,083,632
Warnaco Group, Inc. (a)	10,200	521,016
		4,979,959
TOTAL CONSUMER DISCRETIONARY		10,640,871
CONSUMER STAPLES - 10.4%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,968,128
Food & Staples Retailing - 2.1%
Drogasil SA	10,800	77,721
Walgreen Co.	45,200	1,827,888
		1,905,609
Food Products - 2.0%
Archer Daniels Midland Co.	27,400	895,158
Chiquita Brands International, Inc. (a)	29,100	448,722
Fresh Del Monte Produce, Inc.	19,400	513,130
		1,857,010
Personal Products - 3.2%
Elizabeth Arden, Inc. (a)	30,300	775,377
Inter Parfums, Inc.	15,900	283,656
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nature's Sunshine Products, Inc. (a)	28,400	$ 231,460
Nu Skin Enterprises, Inc. Class A	17,100	514,368
Nutraceutical International Corp. (a)	16,000	221,920
Prestige Brands Holdings, Inc. (a)	8,388	92,604
USANA Health Sciences, Inc. (a)	20,300	769,776
		2,889,161
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	12,400	919,088
TOTAL CONSUMER STAPLES		9,538,996
ENERGY - 12.7%
Energy Equipment & Services - 5.1%
Complete Production Services, Inc. (a)	38,400	1,072,896
Halliburton Co.	11,700	526,500
National Oilwell Varco, Inc.	16,700	1,234,130
Oil States International, Inc. (a)	11,700	792,792
RPC, Inc.	25,200	443,016
Superior Energy Services, Inc. (a)	15,300	537,336
		4,606,670
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	8,000	759,440
CVR Energy, Inc. (a)	15,100	261,532
Marathon Oil Corp.	53,700	2,454,090
Royal Dutch Shell PLC Class A sponsored ADR	13,200	937,068
Tesoro Corp. (a)	55,000	1,058,750
Valero Energy Corp.	37,100	940,856
Western Refining, Inc. (a)(d)	45,700	556,626
		6,968,362
TOTAL ENERGY		11,575,032
FINANCIALS - 13.7%
Consumer Finance - 1.2%
Discover Financial Services	51,500	1,060,385
Diversified Financial Services - 3.9%
Citigroup, Inc. (a)	622,800	3,001,896
KKR Financial Holdings LLC	59,800	577,668
		3,579,564
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.0%
ACE Ltd.	22,800	$ 1,404,252
Assurant, Inc.	12,700	498,221
Axis Capital Holdings Ltd.	13,200	469,656
CNO Financial Group, Inc. (a)	64,300	407,019
Horace Mann Educators Corp.	25,500	440,640
Lincoln National Corp.	37,500	1,081,500
MetLife, Inc.	19,900	910,823
Platinum Underwriters Holdings Ltd.	12,600	556,920
Torchmark Corp.	9,000	560,700
Unum Group	40,100	1,000,094
		7,329,825
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	24,500	543,655
TOTAL FINANCIALS		12,513,429
HEALTH CARE - 8.6%
Biotechnology - 2.0%
Biogen Idec, Inc. (a)	8,200	536,854
Cephalon, Inc. (a)	15,900	939,372
SIGA Technologies, Inc. (a)(d)	33,800	387,855
		1,864,081
Health Care Equipment & Supplies - 2.4%
Cooper Companies, Inc.	12,500	716,750
Hill-Rom Holdings, Inc.	12,500	505,875
Kinetic Concepts, Inc. (a)	20,400	941,052
		2,163,677
Health Care Providers & Services - 2.6%
Humana, Inc. (a)	31,700	1,837,649
Kindred Healthcare, Inc. (a)	28,000	523,880
		2,361,529
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	200	13,868
Thermo Fisher Scientific, Inc. (a)	8,300	475,341
		489,209
Pharmaceuticals - 1.1%
Watson Pharmaceuticals, Inc. (a)	18,800	1,024,976
TOTAL HEALTH CARE		7,903,472
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.3%
AerCap Holdings NV (a)	41,500	$ 619,180
Esterline Technologies Corp. (a)	7,900	562,322
		1,181,502
Airlines - 0.4%
United Continental Holdings, Inc. (a)	15,900	403,860
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	3,000	270,120
Quad/Graphics, Inc. (a)	5,300	235,638
Schawk, Inc. Class A	27,100	494,304
Steelcase, Inc. Class A	22,900	234,038
		1,234,100
Construction & Engineering - 1.7%
EMCOR Group, Inc. (a)	19,600	593,488
Fluor Corp.	7,000	484,330
URS Corp. (a)	11,600	515,620
		1,593,438
Industrial Conglomerates - 1.2%
Textron, Inc.	40,300	1,059,487
Machinery - 4.6%
ArvinMeritor, Inc. (a)	31,100	679,846
Navistar International Corp. (a)	8,400	544,740
NN, Inc. (a)	51,200	671,232
Pall Corp.	12,700	703,707
Parker Hannifin Corp.	10,400	929,864
Timken Co.	14,800	695,896
		4,225,285
Road & Rail - 1.0%
CSX Corp.	13,100	924,860
TOTAL INDUSTRIALS		10,622,532
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.6%
RADWARE Ltd. (a)	13,600	507,688
Computers & Peripherals - 4.1%
Hewlett-Packard Co.	31,400	1,434,666
Hypercom Corp. (a)	38,600	345,084
SanDisk Corp. (a)	16,325	740,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology (a)	53,300	$ 746,200
Western Digital Corp. (a)	13,300	452,466
		3,719,081
Electronic Equipment & Components - 2.9%
Anixter International, Inc.	8,000	506,160
Flextronics International Ltd. (a)	63,900	510,561
Jabil Circuit, Inc.	22,000	444,620
Tyco Electronics Ltd.	14,100	510,843
Vishay Intertechnology, Inc. (a)	42,500	701,250
		2,673,434
Internet Software & Services - 2.0%
Baidu.com, Inc. sponsored ADR (a)	4,600	499,698
Demand Media, Inc. (a)	300	6,084
eBay, Inc. (a)	30,000	910,800
OpenTable, Inc. (a)	5,800	455,996
		1,872,578
IT Services - 2.8%
Cardtronics, Inc. (a)	26,400	451,176
International Business Machines Corp.	12,900	2,089,800
		2,540,976
Semiconductors & Semiconductor Equipment - 8.0%
Alpha & Omega Semiconductor Ltd. (a)	36,700	518,938
Entegris, Inc. (a)	93,800	717,570
GT Solar International, Inc. (a)	62,000	684,790
JA Solar Holdings Co. Ltd. ADR (a)	55,800	385,020
Micron Technology, Inc. (a)	175,100	1,845,554
MKS Instruments, Inc. (a)	21,600	620,136
Novellus Systems, Inc. (a)	16,100	580,727
Samsung Electronics Co. Ltd.	1,334	1,168,572
Teradyne, Inc. (a)	16,200	270,216
TriQuint Semiconductor, Inc. (a)	42,500	559,300
		7,350,823
Software - 0.5%
ebix.com, Inc. (a)	20,700	466,785
TOTAL INFORMATION TECHNOLOGY		19,131,365
Common Stocks - continued
	Shares	Value
MATERIALS - 4.6%
Chemicals - 4.0%
CF Industries Holdings, Inc.	13,000	$ 1,755,520
Kraton Performance Polymers, Inc. (a)	16,300	511,657
LyondellBasell Industries NV Class A (a)	15,100	542,694
Solutia, Inc. (a)	35,300	826,726
		3,636,597
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A (d)	8,500	567,375
TOTAL MATERIALS		4,203,972
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.3%
Qwest Communications International, Inc.	291,700	2,079,821
Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc. (a)	45,800	592,194
TOTAL TELECOMMUNICATION SERVICES		2,672,015
UTILITIES - 2.2%
Multi-Utilities - 2.2%
Alliant Energy Corp.	4,538	168,632
CMS Energy Corp.	73,300	1,429,350
PG&E Corp.	9,400	435,032
		2,033,014
TOTAL COMMON STOCKS (Cost $75,325,402)		90,834,698
Money Market Funds - 1.6%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $1,473,168)	1,473,168	1,473,168
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $76,798,570)		92,307,866
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(777,383)
NET ASSETS - 100%		$ 91,530,483
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 921
Fidelity Securities Lending Cash Central Fund	5,264
Total	$ 6,185
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $76,798,570. Net unrealized appreciation aggregated $15,509,296, of which $16,454,859 related to appreciated investment securities and $945,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.889800.101

ATMG-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 2.5%
Autoliv, Inc.	8,400	$ 645,120
TRW Automotive Holdings Corp. (a)	28,300	1,688,378
		2,333,498
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. (a)	5,100	237,099
Household Durables - 0.5%
iRobot Corp. (a)	15,300	413,100
Media - 0.9%
Comcast Corp. Class A (special) (non-vtg.)	25,900	555,296
Interpublic Group of Companies, Inc. (a)	24,600	262,974
		818,270
Multiline Retail - 2.0%
Macy's, Inc.	80,300	1,858,945
Textiles, Apparel & Luxury Goods - 5.4%
Coach, Inc.	8,600	465,174
Deckers Outdoor Corp. (a)	7,300	535,747
Iconix Brand Group, Inc. (a)	31,400	623,290
Phillips-Van Heusen Corp.	30,000	1,751,100
VF Corp.	13,100	1,083,632
Warnaco Group, Inc. (a)	10,200	521,016
		4,979,959
TOTAL CONSUMER DISCRETIONARY		10,640,871
CONSUMER STAPLES - 10.4%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,968,128
Food & Staples Retailing - 2.1%
Drogasil SA	10,800	77,721
Walgreen Co.	45,200	1,827,888
		1,905,609
Food Products - 2.0%
Archer Daniels Midland Co.	27,400	895,158
Chiquita Brands International, Inc. (a)	29,100	448,722
Fresh Del Monte Produce, Inc.	19,400	513,130
		1,857,010
Personal Products - 3.2%
Elizabeth Arden, Inc. (a)	30,300	775,377
Inter Parfums, Inc.	15,900	283,656
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nature's Sunshine Products, Inc. (a)	28,400	$ 231,460
Nu Skin Enterprises, Inc. Class A	17,100	514,368
Nutraceutical International Corp. (a)	16,000	221,920
Prestige Brands Holdings, Inc. (a)	8,388	92,604
USANA Health Sciences, Inc. (a)	20,300	769,776
		2,889,161
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	12,400	919,088
TOTAL CONSUMER STAPLES		9,538,996
ENERGY - 12.7%
Energy Equipment & Services - 5.1%
Complete Production Services, Inc. (a)	38,400	1,072,896
Halliburton Co.	11,700	526,500
National Oilwell Varco, Inc.	16,700	1,234,130
Oil States International, Inc. (a)	11,700	792,792
RPC, Inc.	25,200	443,016
Superior Energy Services, Inc. (a)	15,300	537,336
		4,606,670
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	8,000	759,440
CVR Energy, Inc. (a)	15,100	261,532
Marathon Oil Corp.	53,700	2,454,090
Royal Dutch Shell PLC Class A sponsored ADR	13,200	937,068
Tesoro Corp. (a)	55,000	1,058,750
Valero Energy Corp.	37,100	940,856
Western Refining, Inc. (a)(d)	45,700	556,626
		6,968,362
TOTAL ENERGY		11,575,032
FINANCIALS - 13.7%
Consumer Finance - 1.2%
Discover Financial Services	51,500	1,060,385
Diversified Financial Services - 3.9%
Citigroup, Inc. (a)	622,800	3,001,896
KKR Financial Holdings LLC	59,800	577,668
		3,579,564
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.0%
ACE Ltd.	22,800	$ 1,404,252
Assurant, Inc.	12,700	498,221
Axis Capital Holdings Ltd.	13,200	469,656
CNO Financial Group, Inc. (a)	64,300	407,019
Horace Mann Educators Corp.	25,500	440,640
Lincoln National Corp.	37,500	1,081,500
MetLife, Inc.	19,900	910,823
Platinum Underwriters Holdings Ltd.	12,600	556,920
Torchmark Corp.	9,000	560,700
Unum Group	40,100	1,000,094
		7,329,825
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	24,500	543,655
TOTAL FINANCIALS		12,513,429
HEALTH CARE - 8.6%
Biotechnology - 2.0%
Biogen Idec, Inc. (a)	8,200	536,854
Cephalon, Inc. (a)	15,900	939,372
SIGA Technologies, Inc. (a)(d)	33,800	387,855
		1,864,081
Health Care Equipment & Supplies - 2.4%
Cooper Companies, Inc.	12,500	716,750
Hill-Rom Holdings, Inc.	12,500	505,875
Kinetic Concepts, Inc. (a)	20,400	941,052
		2,163,677
Health Care Providers & Services - 2.6%
Humana, Inc. (a)	31,700	1,837,649
Kindred Healthcare, Inc. (a)	28,000	523,880
		2,361,529
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	200	13,868
Thermo Fisher Scientific, Inc. (a)	8,300	475,341
		489,209
Pharmaceuticals - 1.1%
Watson Pharmaceuticals, Inc. (a)	18,800	1,024,976
TOTAL HEALTH CARE		7,903,472
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.3%
AerCap Holdings NV (a)	41,500	$ 619,180
Esterline Technologies Corp. (a)	7,900	562,322
		1,181,502
Airlines - 0.4%
United Continental Holdings, Inc. (a)	15,900	403,860
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	3,000	270,120
Quad/Graphics, Inc. (a)	5,300	235,638
Schawk, Inc. Class A	27,100	494,304
Steelcase, Inc. Class A	22,900	234,038
		1,234,100
Construction & Engineering - 1.7%
EMCOR Group, Inc. (a)	19,600	593,488
Fluor Corp.	7,000	484,330
URS Corp. (a)	11,600	515,620
		1,593,438
Industrial Conglomerates - 1.2%
Textron, Inc.	40,300	1,059,487
Machinery - 4.6%
ArvinMeritor, Inc. (a)	31,100	679,846
Navistar International Corp. (a)	8,400	544,740
NN, Inc. (a)	51,200	671,232
Pall Corp.	12,700	703,707
Parker Hannifin Corp.	10,400	929,864
Timken Co.	14,800	695,896
		4,225,285
Road & Rail - 1.0%
CSX Corp.	13,100	924,860
TOTAL INDUSTRIALS		10,622,532
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.6%
RADWARE Ltd. (a)	13,600	507,688
Computers & Peripherals - 4.1%
Hewlett-Packard Co.	31,400	1,434,666
Hypercom Corp. (a)	38,600	345,084
SanDisk Corp. (a)	16,325	740,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology (a)	53,300	$ 746,200
Western Digital Corp. (a)	13,300	452,466
		3,719,081
Electronic Equipment & Components - 2.9%
Anixter International, Inc.	8,000	506,160
Flextronics International Ltd. (a)	63,900	510,561
Jabil Circuit, Inc.	22,000	444,620
Tyco Electronics Ltd.	14,100	510,843
Vishay Intertechnology, Inc. (a)	42,500	701,250
		2,673,434
Internet Software & Services - 2.0%
Baidu.com, Inc. sponsored ADR (a)	4,600	499,698
Demand Media, Inc. (a)	300	6,084
eBay, Inc. (a)	30,000	910,800
OpenTable, Inc. (a)	5,800	455,996
		1,872,578
IT Services - 2.8%
Cardtronics, Inc. (a)	26,400	451,176
International Business Machines Corp.	12,900	2,089,800
		2,540,976
Semiconductors & Semiconductor Equipment - 8.0%
Alpha & Omega Semiconductor Ltd. (a)	36,700	518,938
Entegris, Inc. (a)	93,800	717,570
GT Solar International, Inc. (a)	62,000	684,790
JA Solar Holdings Co. Ltd. ADR (a)	55,800	385,020
Micron Technology, Inc. (a)	175,100	1,845,554
MKS Instruments, Inc. (a)	21,600	620,136
Novellus Systems, Inc. (a)	16,100	580,727
Samsung Electronics Co. Ltd.	1,334	1,168,572
Teradyne, Inc. (a)	16,200	270,216
TriQuint Semiconductor, Inc. (a)	42,500	559,300
		7,350,823
Software - 0.5%
ebix.com, Inc. (a)	20,700	466,785
TOTAL INFORMATION TECHNOLOGY		19,131,365
Common Stocks - continued
	Shares	Value
MATERIALS - 4.6%
Chemicals - 4.0%
CF Industries Holdings, Inc.	13,000	$ 1,755,520
Kraton Performance Polymers, Inc. (a)	16,300	511,657
LyondellBasell Industries NV Class A (a)	15,100	542,694
Solutia, Inc. (a)	35,300	826,726
		3,636,597
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A (d)	8,500	567,375
TOTAL MATERIALS		4,203,972
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.3%
Qwest Communications International, Inc.	291,700	2,079,821
Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc. (a)	45,800	592,194
TOTAL TELECOMMUNICATION SERVICES		2,672,015
UTILITIES - 2.2%
Multi-Utilities - 2.2%
Alliant Energy Corp.	4,538	168,632
CMS Energy Corp.	73,300	1,429,350
PG&E Corp.	9,400	435,032
		2,033,014
TOTAL COMMON STOCKS (Cost $75,325,402)		90,834,698
Money Market Funds - 1.6%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $1,473,168)	1,473,168	1,473,168
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $76,798,570)		92,307,866
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(777,383)
NET ASSETS - 100%		$ 91,530,483
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 921
Fidelity Securities Lending Cash Central Fund	5,264
Total	$ 6,185
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $76,798,570. Net unrealized appreciation aggregated $15,509,296, of which $16,454,859 related to appreciated investment securities and $945,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011